Investment Objectives and Goals	Dec. 29, 2025
Monteagle Select Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.
The Texas Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Texas Fund (the “Fund”) is long-term capital appreciation. The Fund is an equity fund.
Monteagle Opportunity Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek growth of capital.
Monteagle Enhanced Equity Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Monteagle Enhanced Equity Income Fund (the “Fund”), a separate series of the Monteagle Funds (the “Trust”) is to seek high current income while maintaining prospects for capital appreciation.